Other Acquisitions - Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Acquisition related costs	$ 50.7	$ 2.2	$ 2.1